GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 19, 2018
Less: Accumulated Amortization	$ (138,717)	$ (116,066)	$ (82,981)
Subtotal	414,933	443,463	180,809
Goodwill	49,697	49,697	49,697	$ 49,697
Total	464,630	493,160	230,506
Goodwill and intangible assets, gross		559,529	263,790
Customer Base [Member]
Goodwill and intangible assets, gross	176,793	176,793	176,793
Trade name / mark [Member]
Goodwill and intangible assets, gross	36,997	71,471	84,884
License [Member]
Goodwill and intangible assets, gross	$ 339,860	$ 345,739	$ 50,000